Deferred income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 1,187	€ 1,375
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	(188)
Capital grants [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	1,186	1,372
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	(186)
Other deferred income [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	1	€ 3
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	€ (2)